Voya Large Cap Growth Portfolio Expense Example - Voya Large Cap Growth Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	1,575
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	879
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	846
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	527
Expense Example, with Redemption, 10 Years	1,174
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	$ 1,348